Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

22.  Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Company concluded that the Group’s CODM is Mr. Wei Wen, Chairman of the Board of Directors and CEO.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole.

The Company has one operating segment of providing auto shows, special promotion events services and virtual dealership, online marketing services and others (the “segment”), except for in 2017 and 2018 when the Group has two operating segments Continuing Business and Discontinued Business.

The Company disposed of its electric vehicle sales facilitation business in June 2018. This is the Discontinued Business and the results of this segment were included as discontinued operations for the years ended December 31, 2017 and 2018.

Key revenue streams of the segment are as below:

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Offline Marketing Services:
Auto shows	644,252	603,407	250,481
Special promotion events	—	19,772	4,851
Virtual dealership, online marketing services and others	6,761	21,594	74,896
Total	651,013	644,773	330,228

Substantially all revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China. Therefore, no geographical segments are presented.